Regulatory Capital (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
BATS Trading
Regulatory Capital Requirements [Line Items]
Minimum net capital percentage over indebtedness	6.67%	6.67%
Minimum net capital over indebtedness	$ 0.1	$ 0.1
Net capital	2.3	7.9
Excess net capital	1.8	7.7
Required net capital	0.5	$ 0.2
DE Route
Regulatory Capital Requirements [Line Items]
Minimum net capital percentage over indebtedness		6.67%
Minimum net capital over indebtedness		$ 0.1
Net capital		4.8
Excess net capital		4.6
Required net capital		0.2
BATS Trading Limited
Regulatory Capital Requirements [Line Items]
Capital resources requirement	17.2	16.7
Excess capital resources requirement	15.0	19.8
CHIX Europe
Regulatory Capital Requirements [Line Items]
Capital resources requirement	0.1	0.1
Excess capital resources requirement	$ 0.4	$ 0.5